SUPPLEMENT dated March 1, 2000

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Fixed Income Fund
                          Standish Fixed Income Fund II
                        Standish Diversified Income Fund
                            Standish Securitized Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund

                              Dated: April 30, 1999
                             Revised: June 29, 1999
                        Further Revised: December 7, 1999

      The following information replaces the first paragraph under the caption "When-Issued," "Delayed Delivery" and "Forward Commitment" Securities on page 26 of the attached Statement of Additional Information for each of the above named funds:

            "When-Issued", "Delayed Delivery" and "Forward Commitment" Securities. Each fund places no limit on investments in when-issued or delayed delivery securities. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a fund enters into the commitment, but interest will not accrue to the fund until delivery of and payment for the securities. Although a fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, each fund may sell the securities before the settlement date if deemed advisable by the adviser.

                            ------------------------

      The following information replaces the first three sentences under the caption Forward Roll Transactions on page 28 of the attached Statement of Additional Information for each of the above named funds:

            Forward Roll Transactions. To seek to enhance current income, each fund may invest in forward roll transactions involving mortgage-backed securities. Each fund places no limit on investments in forward roll transactions.


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

SUPPLEMENT dated March 1, 2000

                              To the PROSPECTUS of

          Standish International Fixed Income Fund (Institutional Class Shares)
                       Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                        Standish Diversified Income Fund

                              Dated: April 30, 1999
                            Revised: December 7, 1999

--------------------------------------------------------------------------------

Standish International Fixed Income Fund (Institutional Class Shares)

      The following information replaces the information in the Risk/Return Summary in the row Targeted average portfolio credit quality on page 4 of the attached Prospectus for the above named fund:

      Targeted average      In the range of A to AA/Aa
      portfolio credit
      quality

                            ------------------------

Standish International Fixed Income Fund II

      The following information replaces the information in the Risk/Return Summary in the row Targeted average portfolio credit quality on page 6 of the attached Prospectus for the above named fund:

      Targeted average      In the range of A to AA/Aa
      portfolio credit
      quality

SUPPLEMENT dated March 1, 2000

                  To the STATEMENT OF ADDITIONAL INFORMATION of

      Standish International Fixed Income Fund (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                        Standish Diversified Income Fund

                              Dated: April 30, 1999
                            Revised: December 7, 1999

--------------------------------------------------------------------------------

Standish International Fixed Income Fund (Institutional Class Shares)

      The following information replaces the last sentence under the heading Credit quality on page 4 of the attached Statement of Additional Information for the Standish International Fixed Income Fund:

      The average dollar-weighted credit quality of the Fund's portfolio is expected to be in the range of A to Aa according to Moody's or A to AA according to Standard & Poor's, Duff or Fitch.

                            ------------------------

Standish International Fixed Income Fund II

      The following information replaces the last sentence under the heading Credit quality on page 4 of the attached Statement of Additional Information for the Standish International Fixed Income Fund II:


      The average dollar-weighted credit quality of the Fund's portfolio is expected to be in the range of A to Aa according to Moody's or A to AA according to Standard & Poor's, Duff or Fitch.


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